Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents in national currency	R$ 212,573	R$ 941,584
Cash and cash equivalents in foreign currency	770,623	225,308
Reverse repurchase agreements* (90 days)	125,198	3,092,487
Total of cash and cash equivalents	R$ 1,108,394	R$ 4,259,379	R$ 1,331,648	R$ 500,446